Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	$ 4,087
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	641
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash and Noncash	2,065
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	6,793
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	9,204
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	183
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Other Investment Income (Loss)	9,387
EBP, Change in Net Asset Available for Benefit, Increase	16,180
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	8,496
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	151
EBP, Change in Net Asset Available for Benefit, Decrease	8,647
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	7,533
EBP, Net Asset Available for Benefit	$ 68,363